Changes to Comparative Data - Summary of Changes to Comparative Data (Consolidated Statement of Changes in Equity) (Detail) - GBP (£) £ in Millions		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance		£ 15,453	[1]	£ 15,031		£ 13,562
Ending balance		16,202		15,453	[1]	15,031
Retained Earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance	[1]	5,925	[2]	5,721		3,425
Ending balance	[1]	6,399		5,925	[2]	5,721
Total [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance		15,054		14,640		13,223
Ending balance		£ 15,801		15,054		14,640
Previously Reported [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				15,662		14,193
Ending balance						15,662
Previously Reported [member] | Retained Earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				6,352		4,056
Ending balance						6,352
Previously Reported [member] | Total [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				15,271		13,854
Ending balance						15,271
Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				(631)		(631)
Ending balance						(631)
Adjusted [member] | Retained Earnings [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				(631)		(631)
Ending balance						(631)
Adjusted [member] | Total [member]
Disclosure of reclassifications or changes in presentation [line items]
Beginning balance				£ (631)		(631)
Ending balance						£ (631)

[1]	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.
[2]	The impact of the early adoption of IFRS 9 requirements for the presentation of gains and losses on such financial liabilities relating to own credit in other comprehensive income as described in Note 1, was £18m (net of tax).